Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 3,777,597	$ 4,047,879
Cash and cash equivalents	159,639	139,481	113,577	93,627
Accounts receivable and prepaid expenses	15,240	25,600
Advances to affiliates	11,942	6,634
Consolidated total assets	3,964,418	4,219,594
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,395,759	3,591,693
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 381,838	$ 456,186